CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2023
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES

7. CONVERTIBLE REDEEMABLE PREFERRED SHARES

From November 2011 to December 2019, the Company issued various series of convertible redeemable preferred shares (collectively the “Preferred Shares”) to certain investors. Upon completion of the IPO on February 11, 2021, each of the then outstanding Preferred Shares was automatically converted into one ordinary share. As of December 31, 2022 and 2023, there were no Preferred Shares issued or outstanding.

Prior to the IPO, the Company concluded that the Preferred Shares were not redeemable, but were probable to become redeemable. The Company accreted changes in the redemption value over the period from the date of issuance to the IPO date for the year ended December 31, 2021, using the interest method.

The Company had no Preferred Share activities for the years ended December 31, 2022 and 2023. The Company’s Preferred Share activities for the year ended December 31, 2021 were summarized below:

Preferred Shares	Series A-1	Series A-2	Series B	Series C-1	Series C-2	Series C-3	Total
	US$	US$	US$	US$	US$	US$	US$
Balance as of December 31, 2020	5,473,957	3,000,000	27,999,995	48,975,456	18,999,999	50,000,000	154,449,407
Accretion of Series C-1 Preferred Shares to redemption value	—	—	—	28,553	—	—	28,553
Conversion of Preferred Shares to Ordinary Shares	(5,473,957)	(3,000,000)	(27,999,995)	(49,004,009)	(18,999,999)	(50,000,000)	(154,477,960)
Balance as of December 31, 2021	—	—	—	—	—	—	—